LEASES (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2013 Assets Leased to Others [Member]	Dec. 31, 2012 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member]	Dec. 31, 2013 Assets Held under Operating Leases [Member] Assets Leased to Others [Member]	Dec. 31, 2010 Sale and Lease Back Transactions [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2013 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2013 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2013 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2012 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2011 Special Purpose Entities [Member] Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	24
Rental expense for operating leases	$ 6,600,000	$ 40,000,000	$ 68,100,000
Charter duration of new contract with new owners										2 years		2 years				2 years
Charter rate per day of vessel										35,000	32,500	35,000				32,500
Gain on sale leaseback transaction recognized in period													0	7,900,000	7,400,000		2,300,000	7,200,000	4,300,000
Gain (loss) on sale of assets and amortization of deferred gains	23,558,000	34,759,000	(280,803,000)	6,400,000	3,200,000
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)								4
Charter hire expenses	4,176,000	37,461,000	65,601,000																	0	40,000	33,100,000
Cost of vessels						166,300,000	400,200,000
Accumulated depreciation of vessels						28,800,000	141,100,000
Number of time or bareboat charters leases (in number of leases)						4			3
Initial length of lease period, minimum						3 years
Initial length of lease term, maximum						11 years
Number of vessels classified as an investment in finance lease (in number of vessels)						1
Future minimum operating lease payments
2014	2,483,000
2015	2,168,000
2016	255,000
2017	116,000
2018	1,000
Thereafter	0
Total minimum lease payments	5,023,000
Minimum lease revenues [Abstract]
2014	9,379,000
2015	119,000
2016	40,000
2017	0
2018	0
Thereafter	0
Total minimum lease revenues	$ 9,538,000